Additional Information - Financial Statement Schedule I (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Additional Information - Financial Statement Schedule I
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 1,203,486,652	$ 926,953,793
Threshold percentage of restricted net assets of consolidated subsidiaries	25.00%
TRINA SOLAR LIMITED | Guarantee on Trina China's Facility
Guarantee
Amount outstanding under the facility, guaranteed	$ 1,199,000,000